Loans (Tables)	12 Months Ended
Dec. 31, 2023
Loans [Abstract]
Schedule of Loans
	As of December 31,
	2023	2022

Short-term loan:
Everbright Bank	$7,042,353	$-

Long-term loan:
Post Savings Bank of China	3,985,972	-
Current portion	$478,880	$-
Non-current portion	$3,507,092	$-